LEASES (Tables)	9 Months Ended
Sep. 30, 2021
Leases
Minimum Lease Payments

2021	$18,915
2022	12,815
2023	2,875
Total minimum lease payments	34,605
Less: imputed interest	(1,532)
Present value of minimum lease payments	$33,073
Less: current portion of lease obligation	18,915
Long-term lease obligation	$14,158